LORD ABBETT GLOBAL FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

April 5, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Global Fund, Inc. (the “Registrant”) 1933 Act File No. 033-20309 1940 Act File No. 811-05476

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 54 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the U.S. Securities and Exchange Commission on March 29, 2017.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2603.

Sincerely yours,

/s/ Jessica Di Perna

Jessica Di Perna

Senior Paralegal

Lord, Abbett & Co. LLC